Recoverable indirect taxes, charges and contributions (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Indirect Taxes Charges And Contributions
Schedule of recoverable indirect taxes, fees and contributions

	2021	2020

Recoverable indirect taxes, fees and contributions	1,259,932	1,230,801

ICMS	1,216,912	1,188,018
Other	43,020	42,783

Current portion	(354,620)	(374,015)
Non-current portion	905,312	856,786

The amounts of recoverable ICMS (state VAT) are mainly comprised by:

(i)	credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).
(ii)	ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.
(iii)	ICMS credits from the final and unappealable decision in May 2021 for a lawsuit involving the repetition of prepaid telephone services in Santa Catarina, in the amount of R$52 million.